Critical Accounting Estimates and Judgements	6 Months Ended
Jun. 30, 2026
Critical Accounting Estimates and Judgements
Critical Accounting Estimates and Judgements

4. Critical Accounting Estimates and Judgements

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Company’s annual financial statements for the year ended December 31, 2025.

(i) Revenue recognition for the Eli Lilly and Company research and collaboration agreement

a. Identification of the performance obligations

As further described in Note 13 the identification of the performance obligations for the Company’s original research and collaboration agreement with Eli Lilly and Company (“Lilly”), and the amended and restated research and collaboration agreement (collectively, the “Collaboration agreement”) involves significant judgement.

A key judgement was made in determining that the license granted to Lilly is not distinct from the associated research and development (“R&D”) services, due to the lack of stand-alone value of the license without the Company’s involvement and the significant interdependencies between the license and the R&D services to be provided by the Company. As a result, the license and the R&D services are accounted for together as a single combined performance obligation consisting of multiple activities that are not distinct.

b. Determining the timing of satisfaction of performance obligations

As further described in Note 13, before the handover of a compound to Lilly, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As the Company’s estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods. Our total deferred revenue balance related to this Lilly performance obligation amounts to € 28,154,000 at June 30, 2026 (December 31, 2025: € 38,946,000).

c. Determining the transaction price

The Company applied judgement to determine whether the equity investments made by Lilly in ProQR are part of the transaction price for the Collaboration agreement. The Company concluded that the differences between the prices that Lilly paid for the shares and the ProQR stock closing prices on the days of entering into the equity investment agreements arose because of the Company’s existing obligations to deliver research and development services to Lilly under the terms of the Collaboration agreement. Therefore, the above differences between the closing share prices on the agreement effective dates and the equity investment prices paid by Lilly are considered to be part of the transaction price of the contract and are initially allocated to deferred revenue.

The contract also includes variable consideration, but no variable consideration was included in the initial transaction price at the inception, as it was not highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur. The Company includes such variable consideration in the transaction price when the uncertainty associated with the variable consideration is resolved.

The Collaboration agreement includes variable consideration in the form of development milestones, commercial milestones, and sales-based royalties based on the level of sales. As further described in Note 13, during 2026, the Company achieved development milestones during the ProQR research program under the agreement, which were added to the transaction price and recognized partially as revenue during 2026 based on the status of completion (satisfied part) of the single combined performance obligation.

(ii) Research and development expenditures

Research expenditures are reflected in the income statement. Development expenses are currently also reflected in the income statement because the criteria for capitalization are not met. Research and development costs are recognized as an expense when incurred and are typically made up of clinical and preclinical activities including costs for contract research organizations and clinical investigative sites.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as information provided by vendors on their actual costs incurred. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although the Company does not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.